CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2010	$ (25,534)	$ 4,475	$ 20,845	$ (44,028)	$ (6,826)
Balance, shares at Dec. 31, 2010		8,009,185
Exercise of stock options		17	(17)
Exercise of stock options, shares		27,513
Stock-based compensation
Net loss	(2,148)			(2,148)
Translation adjustment	68				68
Balance at Dec. 31, 2011	(27,614)	4,492	20,828	(46,176)	(6,758)
Balance, shares at Dec. 31, 2011		8,036,698
Stock-based compensation	63		63
Net loss	(9,016)			(9,016)
Translation adjustment	(119)				(119)
Balance at Dec. 31, 2012	(36,686)	4,492	20,891	(55,192)	(6,877)
Balance, shares at Dec. 31, 2012	8,036,698	8,036,698
Exercise of stock options		3	(3)
Exercise of stock options, shares	5,000	5,000
Stock-based compensation	39		39
Net loss	(3,433)			(3,433)
Translation adjustment	(276)				(276)
Balance at Dec. 31, 2013	$ (40,356)	$ 4,495	$ 20,927	$ (58,625)	$ (7,153)
Balance, shares at Dec. 31, 2013	8,041,698	8,041,698